Financial risk management and impairment of financial assets - Credit risk and impairment (Details) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)
Financial risk management and impairment of financial assets
Restricted cash	£ 1,224			£ 1,700
January 2025 offering
Financial risk management and impairment of financial assets
Net proceeds from issue of shares and warrants	67,200	$ 83,900
July 2025 Offering
Financial risk management and impairment of financial assets
Net proceeds from issue of shares and warrants	49,000	66,400
At-the-market offering
Financial risk management and impairment of financial assets
Net proceeds from issue of shares and warrants	13,000	$ 17,100
Credit risk
Financial risk management and impairment of financial assets
Restricted cash	1,224			1,700
Maximum exposure to credit risk	323			634
Credit risk | Trade receivables | Accumulated impairment
Financial risk management and impairment of financial assets
loss allowance	£ 0			£ 0
Currency risk | USD
Financial risk management and impairment of financial assets
Reasonably possible decrease in risk assumption	2.00%	2.00%
Increase (decrease) in profit (loss) from reasonably possible decrease in risk assumption	£ 7,470
Increase (decrease) in other comprehensive income (loss) from reasonably possible decrease in risk assumption	£ 3,842
Balances with banks | $			$ 23,227